Notes Payable - Schedule of Maturities of Convertible Notes Payable (Details) - Long-Term Debt [Member]	Mar. 31, 2026 USD ($)
Notes Payable - Schedule of Maturities of Convertible Notes Payable (Details) [Line Items]
2026 (9 months remaining)	$ 639,416
2027	675,000
2028	0
2029	0
2030	0
Thereafter	0
Total	$ 1,314,416